Schedule of Investments
(unaudited)
July 31, 2023
iShares
®
Yield Optimized Bond ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Fixed Income — 19.7%
(a)
iShares Agency Bond ETF .............. 81,797 $ 8,739,682
iShares Floating Rate Bond ETF
(b)
........ 174,169 8,858,235
17,597,917
International Fixed Income — 10.3%
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(a)
...................... 104,555 9,167,383
Investment Grade Bonds — 39.8%
(a)
iShares 10+ Year Investment Grade Corporate
Bond ETF ....................... 192,626 9,875,935
iShares 1-5 Year Investment Grade Corporate
Bond ETF
(b)
...................... 507,964 25,555,669
35,431,604
Mortgage-Backed Securities — 9.9%
iShares MBS ETF
(a)
.................. 94,434 8,774,807
Non-Investment Grade Bonds — 20.1%
iShares iBoxx $ High Yield Corporate Bond
ETF
(a)(b)
......................... 237,649 17,942,500
Total Long-Term Investments — 99.8%
(Cost: $95,883,789) ............................... 88,914,211
Security Shares Value
Short-Term Securities
Money Market Funds — 34.4%
(a)(c)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.42%
(d)
................... 30,445,992 $ 30,452,081
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.22% .................... 158,271 158,271
Total Short-Term Securities — 34.4%
(Cost: $30,612,295) ............................... 30,610,352
Total Investments — 134.2%
(Cost: $126,496,084) .............................. 119,524,563
Liabilities in Excess of Other Assets — (34.2) % ............ (30,437,822)
Net Assets — 100.0% ............................... $ 89,086,741
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 15,998,291 $ 14,457,692
(a)
$ — $ (2,182) $ (1,720) $ 30,452,081 30,445,992 $ 124,605
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 111,276 46,995
(a)
— — — 158,271 158,271 6,184 —
iShares 10+ Year Investment
Grade Corporate Bond ETF .. — 10,925,615 (1,102,159) (2,259) 54,738 9,875,935 192,626 67,980 —
iShares 1-3 Year Treasury Bond
ETF
(c)
................ 20,886,174 6,043,647 (27,105,754) (153,681) 329,614 — — 230,554 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF .. 23,558,612 9,893,706 (8,640,453) 28,935 714,869 25,555,669 507,964 595,144 4,580
iShares 5-10 Year Investment
Grade Corporate Bond ETF
(c)
1,893,283 3,767,390 (5,848,953) (251,896) 440,176 — — 78,080 —
iShares Agency Bond ETF ..... — 9,150,907 (337,112) (1,655) (72,458) 8,739,682 81,797 43,249 —
iShares Floating Rate Bond ETF — 11,238,845 (2,461,737) 10,394 70,733 8,858,235 174,169 318,049 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 15,567,968 6,936,717 (5,068,688) 42,529 463,974 17,942,500 237,649 795,586 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 7,341,803 3,422,773 (2,515,361) 88,475 829,693 9,167,383 104,555 340,044 —
iShares MBS ETF .......... 8,466,303 3,524,935 (3,549,596) (119,864) 453,029 8,774,807 94,434 216,845 —
$ (361,204) $ 3,282,648 $ 119,524,563 $ 2,816,320 4,580
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Yield Optimized Bond ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 88,914,211 $ — $ — $ 88,914,211
Short-Term Securities
Money Market Funds ...................................... 30,610,352 — — 30,610,352
$ 119,524,563 $ — $ — $ 119,524,563
Portfolio Abbreviation
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities